Description of Business (Details)	1 Months Ended	2 Months Ended	3 Months Ended	5 Months Ended	8 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended
	Feb. 04, 2015 USD ($)	Mar. 13, 2018 USD ($) $ / shares shares	Apr. 09, 2019	Jun. 08, 2017 USD ($) $ / shares shares	Aug. 29, 2017 USD ($) $ / shares shares	Nov. 09, 2017 USD ($) $ / shares shares	Dec. 03, 2018 shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($)
Entity Information [Line Items]
Formation date								Aug. 07, 2007
General partner, Name								Navios GP L.L.C.
Date of initial public offering								Nov. 16, 2007
General partner units outstanding | shares								3,450,091	3,016,284
Common units outstanding | shares								169,054,258	147,797,720
Trading Symbol								NMM
Number of units received | shares								169,054,258	147,797,720
Distribution of Navios Containers’ shares								$ 4,243,000	$ 0	$ 0
Equity Method Investment, Other than Temporary Impairment								$ 560,000	0	$ 0
Navios Holdings
Entity Information [Line Items]
Ownership percentage of Navios Holdings			20.40%					20.00%
Navios Holdings' general partner interest in Navios Partners			2.10%					2.00%
Common units outstanding | shares								31,053,233
Navios Containers
Entity Information [Line Items]
Entity Incorporation, Country Name								Republic of the Marshall Islands
Entity Incorporation, Date of Incorporation								Apr. 28, 2017
Navios Holdings
Entity Information [Line Items]
Proceeds from Issuance of Private Placement	$ 14,967,000
Navios Containers
Entity Information [Line Items]
Common units outstanding | shares								11,592,276
Difference between carrying amount of investment and underlying equity in net assets of equity method investee									$ 174,000
Limited Partners Capital Account Distribution Shares | shares							855,001
Distribution of Navios Containers’ shares								$ 4,243,000
Equity Method Investment, Other than Temporary Impairment								$ 560,000
Ownership percentage					39.90%			33.50%
Percentage of partners' capital							2.50%
Navios Containers | Navios Holdings
Entity Information [Line Items]
Common units outstanding | shares								1,263,276
Sale of Stock, Percentage of Ownership after Transaction								3.70%
Private Placement | Navios Containers
Entity Information [Line Items]
Number of shares sold in Private Placement | shares		5,454,546		10,057,645	10,000,000	9,090,909
Proceeds from Issuance of Private Placement		$ 30,000,000		$ 50,288,000	$ 50,000,000	$ 50,000,000
Sale of Stock, Price Per Share | $ / shares		$ 5.5		$ 5	$ 5	$ 5.5
Private Placement | Navios Containers
Entity Information [Line Items]
Sale of Stock, Percentage of Ownership after Transaction				59.70%
Payments to acquire investments		$ 14,460,000		$ 30,000,000	$ 10,000,000	$ 10,000,000
Number of units received | shares		2,629,095		6,000,000	2,000,000	1,818,182
Private Placement | Navios Containers | Navios Holdings
Entity Information [Line Items]
Payments to acquire investments		$ 500,000		$ 5,000,000
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners				9.90%
Number of units received | shares		90,909		1,000,000
Warrants | Navios Containers
Entity Information [Line Items]
Warrants, Expected term		5 years		5 years	5 years	5 years
Ownership percentage upon the exercise of warrants				6.80%	6.80%	6.80%
Number of warrants received		370,909
Warrants | Navios Containers | Navios Holdings
Entity Information [Line Items]
Warrants, Expected term		5 years		5 years
Ownership percentage upon the exercise of warrants				1.70%
Number of warrants received		9,273
NOTC | Navios Containers
Entity Information [Line Items]
Trading Symbol								NMCI
Navios Containers Vessels | Navios Containers
Entity Information [Line Items]
Number Of Vessels Acquired				5
Containership Capacity				4,250
Charter Hire Daily Rate				$ 26,850
Number Of Vessels To Be Acquired				9
Number of vessels				14
Purchase price				$ 64,000,000
Navios Containers Vessels | Private Placement | Navios Containers
Entity Information [Line Items]
Proceeds from Issuance of Private Placement				$ 40,000,000